1. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Reverse stock split					Effective July 25, 2017, at a ratio of 1-for-3
Property and equipment useful lives					2 to 3 years
Research and development	$ 53,488	$ 75,699	$ 78,188	$ 91,334	$ 0	$ 0
Advertising expense					$ 395,446	$ 86,037
Antidilutive shares excluded from EPS					6,883,388	1,198,733